Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Income tax expense

The Company’s income taxes consist of:	Year Ended December 31,
	2017 Restated	2018	2019
	RMB’000	RMB’000	RMB’000

Current income tax expenses	15,550	18,033	-
Deferred income tax expenses	-	-	-
Income tax expense	15,550	18,033	-

Schedule of reconciliation of income taxes
	Year Ended December 31,
	2017 restated	2018	2019
	RMB’000	RMB’000	RMB’000

Income before taxation	44,376	26,188	58,616

Computed expected income tax expense	11,094	6,547	14,654
Tax effect of non-deductible expenses	592	17,173	6,260
Tax effect of tax-exempt entities	3,864	1,884	716
Tax effect of non-taxable income	-	(7,571)	(21,630)
Income tax expense	15,550	18,033	-